                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    / /  (a)

         or fiscal year ending:   12/31/09  (b)

Is this a transition report? (Y/N)                                         N
                                                                         ----
Is this an amendment to a previous filing? (Y/N)                           N
                                                                         ----
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:        NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

         B. File Number:            811-21397

         C. Telephone Number:       (212) 576-7000

2.       A. Street:                 51 MADISON AVENUE

         B. City: NEW YORK     C. State: NY      D. Zip Code: 10010     Zip Ext:

         E. Foreign Country:                                Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)        N
                                                                         ----
4.       Is this the last filing on this form by Registrant? (Y/N)         N
                                                                         ----
5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]   ----

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]   ----

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)     Y
         [If answer is "N" (No), go to item 8.]                          ----
         B. How many separate series or portfolios did Registrant have
         at the end of the period?                                        39
                                                                         ----

                                                         If filing more than one
                                                         Page 2, "X" box [ ]

For period ending 12/31/09

File number 811-21397

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                   Is this the
Series                                                             last filing
Number                      Series Name                          for this series?
------    ----------------------------------------------------   ----------------
                                                                     (Y/N)

1.        MainStay VP Bond-Service Class                                  N
2.        MainStay VP Growth Equity (formerly MainStay VP
             Capital Appreciation)-Service Class                          N
3.        MainStay VP Cash Management
4.        MainStay VP Convertible-Service Class                           N
5.        MainStay VP Mid Cap Value - Service Class                       Y
6.        MainStay VP Government-Service Class                            N
7.        MainStay VP Common Stock - Service Class                        N
8.        MainStay VP High Yield Corporate Bond-Service Class             N
9.        MainStay VP S+P 500 Index - Service Class                       N
10.       MainStay VP International Equity-Service Class                  N
11.       MainStay VP Mid Cap Core-Service Class                          N
12.       MainStay VP Mid Cap Growth-Service Class                        Y
13.       MainStay VP Small Cap Growth-Service Class                      Y
14.       MainStay VP Income Builder (formerly MainStay VP
            Total Return)-Service Class                                   N
17.       MainStay VP ICAP Select Equity-Service Class                    N
18.       MainStay VP Large Cap Growth-Service Class                      N
19.       MainStay VP U.S. Small Cap (formerly MainStay VP
            Developing Growth)-Service Class                              N
20.       Alger American SmallCap Growth-Class S Shares (closed
             to new investors)                                            N
21.       CVS Calvert Social Balanced Portfolio
22.       Dreyfus IP Technology Growth-Service Shares                     N
23.       Fidelity(R) VIP Contrafund(R)-Service Class 2                   N
24.       Fidelity(R) VIP Equity-Income-Service Class 2                   N
25.       Fidelity(R) VIP Mid Cap-Service Class 2                         N
26.       Janus Aspen Balanced Portfolio-Service Shares                   N
27.       Janus Aspen Worldwide Portfolio (formerly Janus
            Aspen Series Worldwide Growth)-Service Shares                 N
28.       MFS(R) Investors Trust Series-Service Class                     N
29.       MFS(R) Research Series-Service Class                            N
30.       T. Rowe Price Equity Income Portfolio-II                        N
31.       Van Eck Worldwide Hard Assets                                   N
32.       Van Kampen's UIF Emerging Markets Equity
            Portfolio-Class II                                            N
33.       MFS(R) Utilities Series - Service Class                         N
34.       Neuberger Berman AMT Mid Cap Growth Portfolio - Class S         N
35.       Victory VIF Diversified Stock - Class A Shares                  N
36.       Columbia Small Cap Value Fund, Variable Series - Class B        N
37.       MainStay VP Balanced - Service Class                            N
38.       MainStay VP Floating Rate - Service Class                       N
39.       Royce Micro-Cap Portfolio - Investment Class                    N
40.       Royce Small-Cap Portfolio - Investment Class                    N
41.       MainStay VP Conservative Allocation - Service Class             N
42.       MainStay VP Growth Allocation - Service Class                   N
43.       MainStay VP Moderate Allocation - Service Class                 N
44.       MainStay VP Moderate Growth Allocation - Service Class          N

                                                         If filing more than one
                                                            Page 47, "X" box [ ]

For period ending 12/31/09

File number 811-21397


UNIT INVESTMENT TRUSTS

111.     A. [/] Depositor Name: ________________________________________________

         B. [/] File Number (If any):___________

         C. City: ____________________State: ____ Zip Code: ______ Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


111.     A. [/] Depositor Name:_________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____


112.     A. [/] Sponsor Name: __________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City: ________ State: ______ Code: _____ Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


112.     A. [/] Sponsor Name: __________________________________________________
                              _____________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______

                                                         If filing more than one
                                                           Page 48, "X" box: [ ]
For period ending 12/31/09

File number 811-21397


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


114.  A. [/] Principal Underwriter Name: _____________________________________

      B. [/] File Number: 8-______________

      C. [/] City: ______________ State: _____ Zip Code: ________ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


115.  A. [/] Independent Public Accountant Name: _____________________________

      B. [/] City: _____________ State: ______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


115.  A. [/] Independent Public Accountant Name: _____________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

                                                         If filing more than one
                                                           Page 49, "X" box: [ ]
For period ending 12/31/09

File number 811-21397


116. Family of investment companies information:

         A. [/] Is Registrant part of a family of investment companies? (Y/N) _____________________________________ _______
                                                                          Y/N

         B. [/] Identify the family in 10 letters:_____________________________
                  (NOTE: In filing this form, use this identification
                         consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A. [/] Is Registrant a separate account of an insurance
                company? (Y/N) _______________________________________ ________
                                                                          Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/] Variable annuity contracts?    (Y/N) _________________ ________
                                                                          Y/N
         C. [/] Scheduled premium variable life contracts? (Y/N) _____ ________
                                                                          Y/N
         D. [/] Flexible premium variable life contracts? (Y/N) ______ ________
                                                                          Y/N
         E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) _________________ ________
                                                                          Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _______________________________________________________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period _____________________________________________________

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_________________________________________ $ ________

121. [/] State the number of series for which a current prospectus was in existence at the end of the period ______________________ ___________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period __________________________________________________ ___________

                                                         If filing more than one
                                                           Page 50, "X" box: [ ]
For period ending 12/31/09

File number 811-21397


123.     [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted) _____________________   $ _________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted) ________________________________________   $ _________


125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted) ________________________________________   $ _________


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted) ________________________________________   $ _________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of        Total Assets    Total Income
                                                      Series           ($000's         Distributions
                                                      Investing        omitted)        ($000's omitted)
                                                      ---------        --------        ----------------

A. U.S. Treasury direct issue                                           $                $
                                                      -----------        -----------      ------------

B. U.S. Government agency                                               $                $
                                                      -----------        -----------      ------------

C. State and municipal tax-free                                         $                $
                                                      -----------        -----------      ------------

D. Public utility debt                                                  $                $
                                                      -----------        -----------      ------------

E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                        $                $
                                                      -----------        -----------      ------------

F. All other corporate intermed. & long-
     term debt                                                          $                $
                                                      -----------        -----------      ------------

G. All other corporate short-term debt                                  $                $
                                                      -----------        -----------      ------------

H. Equity securities of brokers or dealers
      or parents of brokers or dealers                                  $                $
                                                      -----------        -----------      ------------

I. Investment company equity securities                                 $                $
                                                      -----------        -----------      ------------

J. All other equity securities                             1            $  2,946,416     $
                                                      -----------        -----------      ------------

K. Other securities                                                     $                $
                                                      -----------        -----------      ------------

L. Total assets of all series of registrant                1            $  2,946,416     $
                                                      -----------        -----------      ------------

                                                         If filing more than one
                                                           Page 51, "X" box: [ ]

For period ending 12/31/09

File number 811-21397


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______________________________________________ _________
                                                                          Y/N


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _______________________________________ _________
                                                                          Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________________ _________
                                                                          Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) ____________________________ $50,742
                                                                        ________

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

133.     If the Registrant has divested itself of securities in accordance with
         Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

         A.   Name of the issuer;

         B.   Exchange ticker symbol;

         C.   CUSIP number;

         D. Total number of shares or, for debt securities, principal amount divested;

         E.   Date(s) that the securities were divested; and

         F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

         This item 133 shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of that Act.

                                 SIGNATURE PAGE

For period ending 12/31/09

File number 811-21397



         This report is signed on behalf of the Registrant, NYLIAC Variable Annuity Separate Account-IV, in the City of New York, in the State of New York, on the 25th day of February, 2010.


                                    NYLIAC Variable Annuity Separate Account-IV



                                    By:  /s/ ANGELO SCIALABBA
                                         --------------------------------
                                         Angelo Scialabba
                                         First Vice President and Controller




Witness:


/s/ ANNE STOLZ
-----------------------------
Anne Stolz
Corporate Vice President